Inventories and Supplies - Summary of Cost of Inventories and Supplies Recognized as Expense (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Cost of sales	₱ 9,528	₱ 10,630	₱ 10,945
Repairs and maintenance	823	688	716
Provisions (Note 5)	471	1,528	907
Selling and promotions	138	43	1
Inventories and supplies recognized as expense	₱ 10,960	₱ 12,889	₱ 12,569